Cover	Jun. 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Registrant Name	TPG Private Equity Opportunities, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56717
Entity Tax Identification Number	99-4755034
Entity Address, Address Line One	301 Commerce Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	212
Local Phone Number	583-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Central Index Key	0002050260
Current Fiscal Year End Date	--12-31
Amendment Description	On June 2, 2025, the Fund entered into an Amended and Restated Limited Partnership Agreement (the “A&R LPA”), with the General Partner and each of the Fund’s Limited Partners. The A&R LPA amended and restated the Fund’s initial Limited Partnership Agreement, dated August 30, 2024, by and among the General Partner and TPG LP A, Inc., as the initial limited partner. Pursuant to the A&R LPA, overall responsibility for the Fund’s oversight rests with the General Partner, subject to certain oversight rights held by the Fund’s board of directors (the “Board”), including the independent directors thereof (the “Independent Directors”), with respect to periodic reports under the Securities Exchange Act of 1934, as amended, and certain situations involving conflicts of interest. Without limitation, and subject to the terms of the A&R LPA, the General Partner may, on behalf of the Fund, without further notice to or consent from the Fund’s limited partners, do the following:•make, manage and direct the Fund’s investments consistent with the purposes of the Fund, including in or alongside other funds managed by affiliates of the General Partner;•make dispositions of, or otherwise realize, the Fund’s investments;•provide, or arrange for the provision of, consulting, financial, managerial and other advice and assistance to the Fund’s portfolio companies and any affiliates thereof;•incur all expenditures permitted by the A&R LPA and, to the extent that funds of the Fund are available (including from borrowings of the Fund), pay all expenses, debts and obligations of the Fund; •contract with and dismiss from service any and all consultants, custodians of the assets of the Fund or other agents;•sue, prosecute, settle or compromise all claims against third parties and defend, compromise, settle or accept judgment in respect of claims against the Fund; •except as otherwise provided in the A&R LPA, enter into, execute, amend, supplement, acknowledge and deliver any and all contracts, agreements, evidences of indebtedness or other instruments as the General Partner shall determine to be appropriate in furtherance of the purposes of the Fund (including contracting with the Management Company);•take any action that the General Partner deems necessary or advisable to ensure that the assets of the Fund are not deemed to be “plan assets” within the meaning of Department of Labor regulations as modified by Section 3(42) of ERISA; and•do any other act that the General Partner deems necessary or advisable in connection with the management and administration of the Fund in accordance with the A&R LPA. In addition, among other things, the A&R LPA provides for (i) the composition of the Board, (ii) certain transactions requiring approval of the Independent Directors, (iii) the payment by the Fund to the Management Company of the management fee and maintenance fee, (iv) indemnification and exculpation provisions, (v) the types of fees and expenses paid by the Fund, and (vi) the Fund’s unit redemption program. The foregoing summary description of the A&R LPA does not purport to be complete and is qualified in its entirety by reference to the A&R LPA, which is filed as Exhibit 3.1 to this Current Report on Form 8-K and is incorporated herein by reference.